Additional information: condensed financial statements of the Company - Schedule of Condensed Balance Sheets (Detail) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents		$ 233,479	$ 199,504	$ 361,777	$ 404,275
Prepayments and other current assets		6,866	13,593
Total current assets		430,783	412,305
Non-current assets:
Property, equipment and software, net		24,685	20,996
Total assets		533,437	509,795
Current liabilities:
Accounts payable		49,819	33,376
Deferred revenue and income, current portion		28,046	23,194
Total current liabilities		141,696	93,405
Non-current liabilities:
Deferred revenue and income, non-current	[1]	3,242	4,082
Due to related parties, non-current portion		4,737	4,537
Other long-term payable		925	886
Total liabilities		150,600	103,545
Commitments and contingencies
Shareholders' equity
Common shares		83	83
Treasury shares 38,332,209 shares as at December 31, 2016 and 35,233,649 shares as at December 31, 2017		(9)	(9)
Total Xunlei Limited’s shareholders’ equity		384,997	408,238	444,681	457,021
Total liabilities and shareholders’ equity		533,437	509,795
Xunlei Limited [Member]
Current assets:
Cash and cash equivalents		280,196	273,160	$ 292,175	$ 309,457
Due from subsidiaries and consolidated VIEs		98,129	101,130
Prepayments and other current assets		439	348
Total current assets		378,764	374,638
Non-current assets:
Property, equipment and software, net		1	3
Investments in subsidiaries and consolidated VIEs		17,375	43,447
Total assets		396,140	418,088
Current liabilities:
Accounts payable		55	55
Due to subsidiaries and consolidated VIEs		4,079	1,862
Deferred revenue and income, current portion		308	272
Accrued liabilities and other payables		732	1,695
Total current liabilities		5,174	3,884
Non-current liabilities:
Deferred revenue and income, non-current		308	543
Due to related parties, non-current portion		4,737	4,537
Other long-term payable		925	886
Total liabilities		11,144	9,850
Commitments and contingencies
Shareholders' equity
Common shares		83	83
Treasury shares 38,332,209 shares as at December 31, 2016 and 35,233,649 shares as at December 31, 2017		9	9
Other shareholders' equity		384,904	408,146
Total Xunlei Limited’s shareholders’ equity		384,996	408,238
Total liabilities and shareholders’ equity		$ 396,140	$ 418,088

[1]	As of December 31, 2017, the non-current portion included membership subscription revenue of USD 425,000 (2016: USD 820,000), government grants of USD 2,509,000 (2016: USD 2,719,000), and reimbursement from the depositary of USD 308,000 (2016: USD 543,000).